Provisions	12 Months Ended
Dec. 31, 2018
Provisions.
Provisions

25.   Provisions

a)	Breakdown

The detail of Provisions in the consolidated balance sheets is as follows:

	Million of euros
	2018	2017	2016

Provision for pensions and other obligations post-employments	5,558	6,345	6,576
Other long term employee benefits	1,239	1,686	1,712
Provisions for taxes and other legal contingencies	3,174	3,181	2,994
Provisions for contingent liabilities and commitments (Note 2)	779	617	459
Other provisions	2,475	2,660	2,718
Provisions	13,225	14,489	14,459

b)Changes

The changes in Provisions in the last three years were as follows:

	Million of euros
	2018					2017					2016

		Provisions	Provisions				Provisions	Provisions				Provisions	Provisions
	Provisions	for other	for			Provisions	for other	for			Provisions	for other	for
	for post-	long term	contingent			for post-	long term	commitments			for post-	long term	commitments
	employment	employee	liabilities and	Other		employment	employee	and guarantees	Other		employment	employee	and guarantees	Other
	plans	benefits	commitments (*)	provisions	Total	plans	benefits	given	provisions	Total	plans	benefits	given	provisions	Total

Balances at beginning of year	6,345	1,686	814	5,841	14,686	6,576	1,712	459	5,712	14,459	6,356	1,916	618	5,604	14,494
Incorporation of Group companies, net	—	—	—	(30)	(30)	59	184	146	1,365	1,754	11	8	(4)	13	28
Additions charged to income:	38	251	(49)	2,253	2,493	237	293	(49)	2,863	3,344	227	368	(40)	2,235	2,790
Interest expense(Note 39)	165	21	—	—	186	175	23	—	—	198	170	31	—	—	201
Personnel expenses (Note 47)	78	6	—	—	84	82	6	—	—	88	73	8	—	—	81
Provisions or reversion of provisions	(205)	224	(49)	2,253	2,223	(20)	264	(49)	2,863	3,058	(16)	329	(40)	2,235	2,508
Addition	7	227	455	4,612	5,301	2	264	606	3,855	4,727	24	377	226	3,024	3,651
Release	(212)	(3)	(504)	(2,359)	(3,078)	(22)	—	(655)	(992)	(1,669)	(40)	(48)	(266)	(789)	(1,143)
Other additions arising from insurance contracts linked to pensions	(7)	—	—	—	(7)	(7)	—	—	—	(7)	(3)	—	—	—	(3)

Changes in value recognised in equity	(482)	—	—	—	(482)	369	—	—	—	369	1,275	—	—	—	1,275

Payments to pensioners and pre-retirees with a charge to internal provisions	(332)	(625)	—	—	(957)	(355)	(498)	—	—	(853)	(367)	(603)	—	—	(970)
Benefits paid due to settlements	—	—	—	—	—	(260)	—	—	—	(260)	(20)	—	—	—	(20)
Insurance premiums paid	(2)	—	—	—	(2)	—	—	—	—	—	(1)	—	—	—	(1)
Payments to external funds	(368)	—	—	—	(368)	(273)	—	—	—	(273)	(852)	—	—	—	(852)
Amounts used	—	—	(3)	(2,548)	(2,551)	—	—	(3)	(2,997)	(3,000)	—	—	(2)	(2,149)	(2,151)

Transfer, exchange differences and other changes	366	(73)	17	133	443	(1)	(5)	64	(1,102)	(1,044)	(50)	23	(113)	9	(131)

Balances at end of year	5,558	1,239	779	5,649	13,225	6,345	1,686	617	5,841	14,489	6,576	1,712	459	5,712	14,459

(*)   See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

c)   Provision for pensions and other obligations post –employments and Other long term employee benefits

The detail of Provisions for pensions and similar obligations is as follows:

	Million of euros
	2018	2017	2016

Provisions for post-employment plans - Spanish entities	3,930	4,274	4,701
Provisions for other similar obligations - Spanish entities	1,189	1,643	1,664
Of which: pre-retirements	1,172	1,630	1,644
Provisions for post-employment plans - United Kingdom	130	323	306
Provisions for post-employment plans - Other subsidiaries	1,498	1,748	1,569
Provisions for other similar obligations - Other subsidiaries	50	43	48
Provision for pensions and other obligations post -employments and Other long term employee benefits	6,797	8,031	8,288
Of which: defined benefits	6,791	8,026	8,277

i.Spanish entities - Post-employment plans and other similar obligations

At December 31, 2018, 2017 and 2016, the Spanish entities had post-employment benefit obligations under defined contribution and defined benefit plans. In addition, in various years some of the consolidated entities offered certain of their employees the possibility of taking pre-retirement and, therefore, provisions are recognised each year for the obligations to employees taking pre-retirement -in terms of salaries and other employee benefit costs- from the date of their pre-retirement to the agreed end date. In 2017, in parallel and simultaneously, Banco Santander and Banco Popular Español, S.A.U. reached an agreement with the workers’ representatives to implement a pre-retirement and incentivised retirement plan, which welcomed 1,715 employees during 2018, being the provision set up to cover these commitments of EUR 209 million . In 2017 and 2016 the provisions accounted for benefit plans and contribution commitments were EUR 248 and 361 million in 2017 and 2016, respectively.

In October 2017, the Bank and the workers’ representatives reached an agreement for the elimination and compensation of certain passive rights arising from extra-covenant improvement agreements. The effect of the settlement of the mentioned commitments is shown in the tables included below in the "benefit paid for settlement" line.

The expenses incurred by the Spanish companies in respect of contributions to defined contribution plans amounted to EUR 87 million in 2018 (2017: EUR 90 million; 2016: EUR 93 million).

The amount of the defined benefit obligations was determined on the basis of the work performed by independent actuaries using the following actuarial techniques:

1.	Valuation method: projected unit credit method, which sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately.
2.	Actuarial assumptions used: unbiased and mutually compatible. Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Annual discount rate	1.55%	1.40% and 1.38% B. Popular	1.50%	1.55%	1.40%	1.50%
Mortality tables	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Annual salary increase rate	2.0%(*)	B. Popular 1.75% in 2018 and Rest B. Santander 1,25%	2.00% (*)	N/A	N/A	N/A
Annual social security pension increase rate	1.00%	1.00%	1.00%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	From 0% to 1.50%	From 0% to 1.50%	From 0% to 1.50%

(*)    Corresponds to the Group’s defined-benefit obligations.

The discount rate used for the flows was determined by reference to high-quality corporate bonds (at least AA in euros) with terms consistent with those of the obligations.

Any changes in the main assumptions could affect the calculation of the obligations. At December 31, 2018, if the discount rate used had been decreased or increased by 50 basis points, there would have been an increase or decrease in the present value of the post-employment obligations of +5.33% (-50 b.p) to -4.88% (+50 b.p.),respectively, and an increase or decrease in the present value of the long-term obligations of +1.11% (-50 b.p.) to -1.09% (+50 b.p.), respectively. These changes would be offset in part by increases or decreases in the fair value of the assets and insurance contracts linked to pensions.

3.	The estimated retirement age of each employee is the first at which the employee is entitled to retire or the agreed-upon age, as appropriate.

The fair value of insurance contracts was determined as the present value of the related payment obligations, taking into account the following assumptions:

	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Expected rate of return on plan assets	1.55%	1.40%	1.50%	1.55%	1.40%	N/A
Expected rate of return on reimbursement rights	1.55%	1.40%	1.50%	N/A	N/A	N/A

The funding status of the defined benefit obligations in 2018 and the four preceding years is as follows:

	Million of euros
	Post-employment plans					Other similar obligations
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

Present value of the obligations:
To current employees	60	138	50	48	62	—	—	—	—	—
Vested obligations to retired employees	5,332	5,662	4,423	4,551	4,708	—	—	—	—	—
To pre-retirees employees	—	—	—	—	—	1,187	1,647	1,644	1,801	2,220
Long-service bonuses and other benefits	—	—	—	—	—	17	13	13	12	13
Other	35	112	383	380	307	—	—	—	—	4
	5,427	5,912	4,856	4,979	5,077	1,204	1,660	1,657	1,813	2,237
Less - Fair value of plan assets	1,500	1,640	157	157	167	15	17	—	—	—
Provisions - Provisions for pensions	3,927	4,272	4,699	4,822	4,910	1,189	1,643	1,657	1,813	2,237

Of which:
Internal provisions for pensions	3,720	4,036	4,432	4,524	4,565	1,189	1,642	1,657	1,813	2,237
Insurance contracts linked to pensions (Note 14)	210	238	269	299	345	—	1	—	—	—
Unrecognised net assets for pensions	(3)	(2)	(2)	(1)	—	—	—	—	—	—

The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

	Million of euros
	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Current service cost	18	16	11	1	1	1
Interest cost (net)	73	79	91	18	21	27
Expected return on insurance contracts
linked to pensions	(4)	(4)	(5)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	—	—	—	7	13	6
Past service cost	3	—	6	5	—	—
Pre-retirement cost	1	—	6	208	248	355
Other	(4)	(2)	(21)	—	—	(1)
	87	89	88	239	283	388

In addition, in 2018 Other comprehensive income – Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans decreased by EUR 65 million with respect to defined benefit obligations (increased 2017: EUR 41 million; increased 2016: EUR 141 million).

The changes in the present value of the accrued defined benefit obligations were as follows:

	Million of euros
	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Present value of the obligations at beginning of year	5,912	4,856	4,979	1,660	1,657	1,813
Incorporation of Group companies, net	(36)	1,563	—	—	202	—
Current service cost	18	16	11	1	1	1
Interest cost	99	94	95	18	21	27
Pre-retirement cost	1	—	6	208	248	355
Effect of curtailment/settlement	(4)	(2)	(21)	—	—	—
Benefits paid	(423)	(388)	(353)	(617)	(490)	(570)
Benefits paid due to settlements	—	(260)	—	—	—	—
Past service cost	3	—	6	5	—	—
Actuarial (gains)/losses	(145)	57	136	6	13	6
Demographic actuarial (gains)/losses	(21)	(7)	15	(3)	10	(1)
Financial actuarial (gains)/losses	(124)	64	121	9	3	7
Exchange differences and other items	2	(24)	(3)	(77)	8	25
Present value of the obligations at end of year	5,427	5,912	4,856	1,204	1,660	1,657

The changes in the fair value of plan assets and of insurance contracts linked to pensions were as follows:

Plan assets

	Million of euros
	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Fair value of plan assets at beginning of year	1,640	157	157	17	—	—
Incorporation of Group companies, net	—	1,507	—	—	18	—
Expected return on plan assets	26	15	4	—	—	—
Benefits paid	(115)	(58)	(8)	(2)	(1)	—
Contributions/(surrenders)	21	3	9	—	—	—
Actuarial gains/(losses)	(73)	24	(2)	(1)	—	—
Exchange differences and other items	1	(8)	(3)	1	—	—
Fair value of plan assets at end of year	1,500	1,640	157	15	17	—

Insurance contracts linked to pensions

	Million of euros
	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Fair value of insurance contracts linked to pensions at beginning of year	238	269	299	1	—	—
Incorporation of Group companies, net	—	—	—	—	2	—
Expected return on insurance contracts linked to pensions	4	4	5	—	—	—
Benefits paid	(27)	(29)	(32)	(1)	(1)	—
Paid premiums	2	1	—	—	—	—
Actuarial gains/(losses)	(7)	(7)	(3)	—	—	—
Fair value of insurance contracts linked to pensions at end of year	210	238	269	—	1	—

In view of the conversion of the defined-benefit obligations to defined-contribution obligations, the Group has not made material current contributions in Spain in 2018 to fund its defined-benefit pension obligations.

The plan assets and the insurance contracts linked to pensions are instrumented mainly through insurance policies.

The following table shows the estimated benefits payable at December 31, 2018 for the next ten years:

Million
of euros

2019	792
2020	662
2021	569
2022	486
2023	425
2024 to 2028	1,604

ii.United Kingdom

At the end of each of the last three years, the businesses in the United Kingdom had post-employment benefit obligations under defined contribution and defined benefit plans. The expenses incurred in respect of contributions to defined contribution plans amounted to EUR 93 million in 2018 (2017: EUR 82 million; 2016: EUR 81 million).

The amount of the defined benefit obligations was determined on the basis of the work performed by independent actuaries using the following actuarial techniques:

1.	Valuation method: projected unit credit method, which sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately.
2.	Actuarial assumptions used: unbiased and mutually compatible. Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	2018	2017	2016

Annual discount rate	2.90%	2.49%	2.79%
Mortality tables	108/86 S2 Light	108/86 S2 Light	116/98 S1 Light TMC
Cumulative annual CPI growth	3.22%	3.15%	3.12%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.94%	2.94%	2.92%

The discount rate used for the flows was determined by reference to high-quality corporate bonds (at least AA in pounds sterling) that coincide with the terms of the obligations.

Any changes in the main assumptions could affect the calculation of the obligations. At December 31, 2018, if the discount rate used had been decreased or increased by 50 basis points, there would have been an increase or decrease in the present value of the obligations of +9.80% (-50 b.p.) and -8.74% (+50 b.p.), respectively.If the inflation assumption had been increased or decreased by 50 basis points, there would have been an increase or decrease in the present value of the obligations of + 6.57% (+50 b.p.) and -6.31% (-50 b.p.), respectively. These changes would be offset in part by increases or decreases in the fair value of the assets.

The funding status of the defined benefit obligations in 2018 and the four preceding years is as follows:

	Million of euros
	2018	2017	2016	2015	2014

Present value of the obligations	12,079	13,056	12,955	12,271	11,959
Less-
Fair value of plan assets	12,887	13,239	13,118	12,880	12,108
Provisions - Provisions for pensions	(808)	(183)	(163)	(609)	(149)

Of which:
Internal provisions for pensions	130	323	306	150	256
Net assets for pensions	(938)	(506)	(469)	(759)	(405)

The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

	Million of euros
	2018	2017	2016

Current service cost	31	36	31
Interest cost (net)	(6)	(6)	(22)
	25	30	9

In addition, in 2018 Other comprehensive income – Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans decreased by EUR 481 million with respect to defined benefit obligations (2017: increase of EUR 121 million; 2016: increase of EUR 621 million).

The changes in the present value of the accrued defined benefit obligations were as follows:

	Million of euros
	2018	2017	2016

Present value of the obligations at beginning of year	13,056	12,955	12,271
Current service cost	31	36	31
Interest cost	320	347	407
Benefits paid	(489)	(445)	(332)
Contributions made by employees	24	20	20
Past service cost	—	—	—
Actuarial (gains)/losses	(766)	602	2,315
Demographic actuarial (gains)/losses	(21)	(184)	(59)
Financial actuarial (gains)/losses	(745)	786	2,374
Exchange differences and other items	(97)	(459)	(1,757)
Present value of the obligations at end of year	12,079	13,056	12,955

The changes in the fair value of the plan assets were as follows:

	Million of euros
	2018	2017	2016

Fair value of plan assets at beginning of year	13,239	13,118	12,880
Expected return on plan assets	326	353	429
Benefits paid	(489)	(445)	(332)
Contributions	209	208	304
Actuarial gains/(losses)	(285)	481	1,694
Exchange differences and other items	(113)	(476)	(1,857)
Fair value of plan assets at end of year	12,887	13,239	13,118

In 2019 the Group expects to make current contributions to fund these obligations for amounts similar to those made in 2018.

The main categories of plan assets as a percentage of total plan assets are as follows:

	2018	2017	2016

Equity instruments	17%	20%	25%
Debt instruments	50%	46%	49%
Properties	10%	13%	12%
Other	23%	21%	14%

The following table shows the estimated benefits payable at December 31, 2018 for the next ten years:

Million
of euros

2019	297
2020	301
2021	321
2022	345
2023	363
2024 to 2028	2,127

iii. Other foreign subsidiaries

Certain of the consolidated foreign entities have acquired commitments to their employees similar to post-employment benefits.

At December 31, 2018, 2017 and 2016, these entities had defined-contribution and defined-benefit post-employment benefit obligations. The expenses incurred in respect of contributions to defined contribution plans amounted to EUR 107 million in 2018 (2017: EUR 99 million; 2016: EUR 92 million).

The actuarial assumptions used by these entities (discount rates, mortality tables and cumulative annual CPI growth) are consistent with the economic and social conditions prevailing in the countries in which they are located.

Specifically, the discount rate used for the flows was determined by reference to high-quality corporate bonds, except in the case of Brazil where there is no extensive corporate bond market and, accordingly the discount rate was determined by reference to the series B bonds issued by the Brazilian National Treasury Secretariat for a term coinciding with that of the obligations. In Brazil the discount rate used was between 9.11% and 9.26%, the CPI 4% and the mortality table the AT-2000.

Any changes in the main assumptions could affect the calculation of the obligations. At December 31, 2018, if the discount rate used had been decreased or increased by 50 basis points, there would have been an increase or decrease in the present value of the obligations of + 5.25% (-50 b.p.) and -4.80% (+50 b.p.), respectively.These changes would be offset in part by increases or decreases in the fair value of the assets.

The funding status of the obligations similar to post-employment benefits and other long-term benefits in 2018 and the four preceding years is as follows:

	Million of euros
		Of which:
		business in
	2018	Brazil	2017	2016	2015	2014

Present value of the obligations	9,116	6,649	9,534	9,876	8,337	10,324
Less-
Of which: with a charge to the participants	167	167	193	153	133	151
Fair value of plan assets	7,743	6,046	7,927	8,445	7,008	8,458
Provisions - Provisions for pensions	1,206	436	1,414	1,278	1,196	1,715

Of which:
Internal provisions for pensions	1,541	756	1,787	1,613	1,478	1,999
Net assets for pensions	(77)	(62)	(98)	(52)	(28)	(8)
Unrecognised net assets for pensions	(258)	(258)	(275)	(283)	(254)	(276)

The amounts recognised in the consolidated income statements in relation to these obligations are as follows:

	Million of euros
	2018	2017	2016

Current service cost	34	35	38
Interest cost (net)	101	104	105
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	5	1	(9)
Past service cost	3	3	18
Pre-retirement cost	(6)	—	(9)
Other	(203)	(19)	(37)
	(66)	124	106

In addition, in 2018 Other comprehensive income – Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans increased by EUR 64 million with respect to defined benefit obligations (increased EUR 207 million and increased EUR 513 million in 2017 and 2016, respectively).

In December 2011, the financial entities of Portugal, including Banco Santander Totta, S.A. made a partial transfer of the pension commitments to the Social Security. Consequently, Banco Santander Totta, S.A. carried out the transfer of the corresponding assets and liabilities and the current value of the net commitments of the fair value of the corresponding assets of the plan, as of December 31, 2011, under Provisions - Funds for pensions and similar obligations. In 2016, the collective bargaining agreement of the banking sector was approved, consolidating the sharing of responsibility for the pension commitments between the State and the banks.

On the other hand, in 2016 the Group in Brazil updated the recognition of its obligations of certain health benefits in the terms stipulated in the regulation that develops them and that establishes the coverage of this benefit in equal proportion between the sponsor and partners. The effect of this liquidation, together with that of the businesses in Portugal, is shown in the following tables under the heading “benefits paid due to settlements”.

In June 2018, the Group in Brazil reached an agreement with the labour unions to modify the scheme of contributions to certain health benefits, which implied a reduction in commitments amounting to 186 million euros, shown in the following tables under the heading "Effect to curtailment/settlement".

The changes in the present value of the accrued obligations were as follows:

	Million of euros
	2018	2017	2016

Present value of the obligations at beginning of year	9,534	9,876	8,337
Incorporation of Group companies, net	36	165	171
Current service cost	34	35	38
Interest cost	646	807	802
Pre-retirement cost	(6)	—	(9)
Effect of curtailment/settlement	(199)	(19)	(37)
Benefits paid	(634)	(716)	(690)
Benefits paid due to settlements	—	(24)	(1,352)
Contributions made by employees	5	6	8
Past service cost	3	3	18
Actuarial (gains)/losses	390	404	1,269
Demographic actuarial (gains)/losses	(59)	(140)	439
Financial actuarial (gains)/losses	449	544	830
Exchange differences and other items	(693)	(1,003)	1,321
Present value of the obligations at end of year	9,116	9,534	9,876

The changes in the fair value of the plan assets were as follows:

	Million of euros
	2018	2017	2016

Fair value of plan assets at beginning of year	7,927	8,445	7,008
Incorporation of Group companies, net	—	166	154
Expected return on plan assets	573	732	732
Benefits paid	(602)	(683)	(637)
Benefits paid due to settlements	—	(24)	(1,328)
Contributions	199	94	559
Liquidation gains/(losses)	—	—	—
Actuarial gains/(losses)	308	203	687
Exchange differences and other items	(662)	(1,006)	1,270
Fair value of plan assets at end of year	7,743	7,927	8,445

In 2019 the Group expects to make contributions to fund these obligations for amounts similar to those made in 2018.

The main categories of plan assets as a percentage of total plan assets are as follows:

	2018	2017	2016

Equity instruments	7%	6%	7%
Debt instruments	83%	84%	88%
Properties	1%	3%	1%
Other	9%	7%	4%

The following table shows the estimated benefits payable at December 31, 2018 for the next ten years:

Million
of euros

2019	593
2020	603
2021	612
2022	629
2023	644
2024 to 2028	3,429

d)Provisions for taxes and other legal contingencies and Other provisions

Provisions - Provisions for taxes and other legal contingencies and Provisions - Other provisions, which include, inter alia, provisions for restructuring costs and tax-related and non-tax-related proceedings, were estimated using prudent calculation procedures in keeping with the uncertainty inherent to the obligations covered. The definitive date of the outflow of resources embodying economic benefits for the Group depends on each obligation. In certain cases, these obligations have no fixed settlement period and, in other cases, depend on the legal proceedings in progress.

The detail, by geographical area, of Provisions for taxes and other legal contingencies and Other provisions is as follows:

	Million of euros
	2018	2017	2016

Recognised by Spanish companies	1,647	1,666	1,148
Recognised by other EU companies	1,044	1,127	1,300
Recognised by other companies	2,958	3,048	3,264
Of which:
Brazil	2,496	2,504	2,715
	5,649	5,841	5,712

Set forth below is the detail, by type of provision, of the balance at December 31, 2018, 2017 and 2016 of Provisions for taxes and other legal contingencies and Other provisions. The types of provision were determined by grouping together items of a similar nature:

	Million of euros
	2018	2017	2016

Provisions for taxes	864	1,006	1,074
Provisions for employment-related proceedings (Brazil)	859	868	915
Provisions for other legal proceedings	1,451	1,307	1,005
Provision for customer remediation	652	885	685
Regulatory framework-related provisions	105	101	253
Provision for restructuring	492	360	472
Other	1,226	1,314	1,308
	5,649	5,841	5,712

Relevant information is set forth below in relation to each type of provision shown in the preceding table:

The provisions for taxes include provisions for tax-related proceedings.

The provisions for employment-related proceedings (Brazil) relate to claims filed by trade unions, associations, the prosecutor’s office and ex-employees claiming employment rights to which, in their view, they are entitled, particularly the payment of overtime and other employment rights, including litigation concerning retirement benefits. The number and nature of these proceedings, which are common for banks in Brazil, justify the classification of these provisions in a separate category or as a separate type from the rest. The Group calculates the provisions associated with these claims in accordance with past experience of payments made in relation to claims for similar items. When claims do not fall within these categories, a case-by-case assessment is performed and the amount of the provision is calculated in accordance with the status of each proceeding and the risk assessment carried out by the legal advisers.

The provisions for other legal proceedings include provisions for court, arbitration or administrative proceedings (other than those included in other categories or types of provisions disclosed separately) brought against Santander Group companies.

The provisions for customer remediation include mainly the estimated cost of payments to remedy errors relating to the sale of certain products in the UK and the estimated amount related to the floor clauses of Banco Popular Español, S.A.U. To calculate the provision for customer remediation, the best estimate of the provision made by management is used, which is based on the estimated number of claims to be received and, of these, the number that will be accepted, as well as the estimated average payment per case.

The regulatory framework-related provisions include mainly the provisions relating to the FSCS (Financial Services Compensation Scheme), the Bank Levy in the UK and in Poland the provision related to the Banking Tax.

The provisions for restructuring include only the costs arising from restructuring processes carried out by the various Group companies.

Qualitative information on the main litigation is provided in Note 25.e to the consolidated financial statements.

Our general policy is to record provisions for tax and legal proceedings in which we assess the chances of loss to be probable and we do not record provisions when the chances of loss are possible or remote. We determine the amounts to be provided for as our best estimate of the expenditure required to settle the corresponding claim based, among other factors, on a case-by-case analysis of the facts and the legal opinion of internal and external counsel or by considering the historical average amount of the loss incurred in claims of the same nature. The definitive date of the outflow of resources embodying economic benefits for the Group depends on each obligation. In certain cases, the obligations do not have a fixed settlement term and, in others, they depend on legal proceedings in progress.

The main movements during the 2018 of the breakdown provisions are shown below:

Regarding the provisions arising from civil contingencies and legal nature, Brazil provides in the period EUR 359 million (2017: EUR 355 million, 2016: EUR 201 million) due to civil contingencies and EUR 288 million (2017: EUR 505 million, 2016:EUR 395 million) arising from employment related claims. This increase was partially offset by the use of available provisions of which EUR 299 million (2017: EUR 388 million, 2016:EUR 284 million) were related to payments of employment-related claims and EUR 191 million (2017: EUR 203 million, 2016: EUR 239 million) due to civil contingencies.

Regarding the provisions arising for customer remediation, EUR 16 million (2017: EUR 164 million, 2016: EUR 179 million) are released, and EUR 128 million (2017: EUR 106 million, 2016: EUR 173 million) are used in United Kingdom. On the other hand, in Banco Popular. S.A.U., an amount of EUR 119 million (2017: EUR 223 million) has been used in the year from floor clauses.

Regarding the provisions constituted by regulatory framework, EUR 73 million have been charged (2017: EUR 106 million; 2016: EUR 173 million) and EUR 88 million have been used during 2018 (2017: EUR 151 million; 2016: EUR 169 million) in United Kingdom (Bank Levy and FSCS). In addition, EUR 100 million have been provisioned and paid in Poland.

Regarding the provisions for restructuring process, a further provision of EUR 290 million (2017: EUR 425 million; 2016: EUR 244 million) was registered in Spain. This increase was partially offset by the use of EUR 179 million (2017: EUR 162 million ; 2016: EUR 206 million).

e)     Litigation and other matters

i. Tax-related litigation

At December 31, 2018 the main tax-related proceedings concerning the Group were as follows:

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Legal actions filed by Banco Santander (Brasil) S.A. and certain Group companies in Brazil challenging the increase in the rate of Brazilian social contribution tax on net income from 9% to 15% stipulated by Interim Measure 413/2008, ratified by Law 11.727/2008, a provision having been recognised for the amount of the estimated loss. Due to recent unfavourable decisions of the courts, the Group in Brazil has withdrawn their actions and paid the amount claimed, using the existing provision.

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Legal actions filed by Banco Santander (Brasil) S.A. and other Group entities to avoid the application of Law 9.718/98, which modifies the basis to calculate PIS and COFINS social contribution, extending it to all the entities income, and not only to the income from the provision of services. In relation of Banco Santander (Brasil) S.A. process, in May 2015 the Federal Supreme Court (FSC) admitted the extraordinary appeal filed by the Federal Union regarding PIS, and dismissed the extraordinary appeal lodged by the Brazilian Public Prosecutor's Office regarding COFINS contribution, confirming the decision of Federal Regional Court favourable to Banco Santander (Brasil) S.A. The appeals filed by the other entities before the Federal Supreme Court, both for PIS and COFINS, are still pending. The risk is classified as possible and there is a provision for the amount of the estimated loss.

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Banco Santander (Brasil) S.A. and other Group companies in Brazil have appealed against the assessments issued by the Brazilian tax authorities questioning the deduction of loan losses in their income tax returns (IRPJ and CSLL) in relation to different administrative processes of various years on the ground that the requirements under the applicable legislation were not met. The appeals are pending decision in CARF. No provision was recognised in connection with the amount considered to be a contingent liability.

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Banco Santander (Brasil) S.A. and other Group companies in Brazil are involved in administrative and legal proceedings against several municipalities that demand payment of the Service Tax on certain items of income from transactions not classified as provisions of services. There are several cases in different judicial instances. No provision was recognised in connection with the amount considered to be a contingent liability."

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Banco Santander (Brasil) S.A. and other Group companies in Brazil are involved in administrative and legal proceedings against the tax authorities in connection with the taxation for social security purposes of certain items which are not considered to be employee remuneration. There are several cases in different judicial instances. A provision was recognised in connection with the amount of the estimated loss.

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In May 2003 the Brazilian tax authorities issued separate infringement notices against Santander Distribuidora de Títulos e Valores Mobiliarios Ltda. (DTVM, currently Santander Brasil Tecnologia S.A.) and Banco Santander (Brasil) S.A. in relation to the Provisional Tax on Financial Movements (CPMF) of the years 2000, 2001 and part of 2002. In July 2015, after the unfavourable decision of CARF, both entities appealed at Federal Justice in a single proceeding. There is a provision recognised for the estimated loss.

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In December 2010 the Brazilian tax authorities issued an infringement notice against Santander Seguros S.A. (Brazil), currently Zurich Santander Brasil Seguros e Previdência S.A., as the successor by merger to ABN AMRO Brasil dois Participações S.A., in relation to income tax (IRPJ and CSLL) for 2005, questioning the tax treatment applied to a sale of shares of Real Seguros, S.A. Actually it is appealed before the CARF. As the former parent of Santander Seguros S.A. (Brasil), Banco Santander (Brasil) S.A. is liable in the event of any adverse outcome of this proceeding. No provision was recognised in connection with this proceeding as it is considered to be a contingent liability.

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In November 2014 the Brazilian tax authorities issued an infringement notice against Banco Santander (Brasil) S.A. in relation to corporate income tax (IRPJ and CSLL) for 2009 questioning the tax-deductibility of the amortization of the goodwill of Banco ABN AMRO Real S.A. performed prior to the absorption of this bank by Banco Santander (Brasil) S.A., but accepting the amortization performed after the merger. Actually it is appealed before the Higher Chamber of CARF. No provision was recognised in connection with this proceeding as it was considered to be a contingent liability.

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Banco Santander (Brasil) S.A. has also appealed against infringement notices issued by the tax authorities questioning the tax deductibility of the amortization of the goodwill arising on the acquisition of Banco Comercial e de Investimento Sudameris S.A from years 2007 to 2012. No provision was recognised in connection with this matter as it was considered to be a contingent liability.

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Banco Santander (Brazil) S.A. and other companies of the Group in Brazil are undergoing administrative and judicial procedures against Brazilian tax authorities for not admitting tax compensation with credits derived from other tax concepts, not having registered a provision for such amount since it is considered to be a contingent liability.

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Banco Santander (Brasil) S.A. is involved in appeals in relation to infringement notices initiated by tax authorities regarding the offsetting of tax losses in the CSLL ('Social Contribution on Net Income') of year 2009. The appeal is pending decision in CARF. A provision was recognised in connection with the amount of the estimated loss.

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Legal action brought by Sovereign Bancorp, Inc. (currently Santander Holdings USA, Inc.) claiming its right to take a foreign tax credit for taxes paid outside the United States in fiscal years 2003 to 2005 as well as the related issuance and financing costs. On July 17, 2018, the District Court finally ruled against Santander Holdings USA, Inc. Final resolution is anticipated within the coming months, with no effect on income, as it is fully provisioned.

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Banco Santander has appealed before European Courts the Decisions 2011/5/CE of 28 October 2009, and 2011/282/UE of January 12, 2011 of the European Commission, ruling that the deduction regulated pursuant to Article 12.5 of the Corporate Income Tax Law constituted illegal State aid. On November 2018 the General Court confirmed these Decisions but these judgements have been appealed at the Court of justice of the European Union. The Group has not recognised provisions for these suits since they are considered to be a contingent liability.

At the date of approval of these consolidated financial statements certain other less significant tax-related proceedings were also in progress.

ii. Non-tax-related proceedings

At December 31, 2018, the main non-tax-related proceedings concerning the Group were as follows:

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Payment Protection Insurance (PPI): claims associated with the sale by Santander UK plc of payment protection insurance or PPI to its customers. As of December 31, 2018, the remaining provision for PPI redress and related costs amounted to GBP 246 million (EUR 275 million) and GBP 356 million (EUR 406 million) as of December 31, 2017. This provision represents management’s best estimate of Santander UK plc future liability in respect of mis-selling of PPI policies and is based on recent claims experience and consideration of the FCA policy statement PS19/2  (Previously rejected PPI complaints and further mailing requirements – Feedback on Cp18/33 and final rules and guidance). It has been calculated using key assumptions such as the estimated number of customer complaints received, the number of rejected misselling claims that will be in scope for Plevin and Recurring Non Disclosure of Commission redress, and the determination of liability with respect to a specific portfolio of claims. The provision will be subject to continuous review, taking into account the impact of any further claims received and FCA guidance.

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Delforca: dispute arising from equity swaps entered into by Gaesco (now Delforca 2008, S.A.) on shares of Inmobiliaria Colonial. The bank is claiming to Delforca a total of EUR 66 million from the liquidation of the swaps. Two arbitration proceedings were instigated before the Spanish Court of Arbitration with an outcome of two awards in favour of the Bank. However, these two arbitration awards were annulled for procedural issues. Mobiliaria Monesa (Delforca’s parent company) has commenced a civil proceeding against the Bank claiming damages which, as of date have not been determined. The proceeding has been stayed because the jurisdiction of the Court has been challenged. Within insolvency proceedings before the Commercial Court, both Delforca and Mobiliaria Monesa have instigated a claim against the Bank seeking the recovery of EUR 56.8 million that the Bank received from the liquidation of the swap. The Bank has not recognised any provisions in this connection.

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A claim was filed in 1998 by the association of retired Banespa employees (AFABESP) requesting the payment of a half-yearly bonus contemplated in the by-laws of Banespa in the event that Banespa obtained a profit and that the distribution of this profit were approved by the board of directors. The bonus was not paid in 1994 and 1995 since Banespa had had not made a profit during those years. Partial payments were made from 1996 to 2000, as approved by the board of directors. The relevant clause in the by-laws was eliminated in 2001. The Regional Labor Court and the High Employment Court ordered Santander Brasil, as successor to Banespa, to pay this half-yearly bonus for the period from 1996 to the present. On March 20, 2019, a decision from the Federal Court of Justice (Supremo Tribunal Federal, or “STF”) rejected the extraordinary appeal filed by Santander Brasil. We intended to bring a rescission action and/or a final appeal to revert the decision in the main proceedings and suspend procedural enforcement. Our legal advisers have classified the risk of loss as possible. The current court decision does not define a specific amount to be paid by the defendants (this would only be determined once a final decision is issued and the enforcement process has begun).

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“Planos Económicos”: like the rest of the banking system in Brasil, Santander Brasil has been the target of customer complaints and collective civil suits stemming from legislative changes and its application to bank deposits, fundamentally ('economic plans'). At the end of 2017, there was an agreement between regulatory entities and the Brazilian Federation of Banks (Febraban), already homologated by the Supremo Tribunal Federal, with the purpose of closing the lawsuits. Discussions focused on specifying the amount to be paid to each affected client according to the balance in their notebook at the time of the Plan. Finally, the total value of the payments will depend on the number of endorsements they have made and the number of savers who have demonstrated the existence of the account and its balance on the date the indexes were changed. In November 2018, the STF ordered the suspension of all economic plan processes for two years from February 2018.The provisions recorded for the economic plan processes are considered sufficient.

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CNMC: after an administrative investigation on several financial entities, including Banco Santander, S.A., in relation to possible collusive practices or price-fixing agreements, as well as exchange of commercially sensitive information in relation to financial derivative instruments used as hedge of interest rate risk for syndicated loans, on February 13, 2018, the Competition Directorate of the Spanish “National Commission for Antitrust and Markets” (CNMC) published its decision, by which it fined the Bank and another three financial institutions with EUR 91 million (EUR 23.9 million for the Bank) for offering interest rate derivatives in breach of Articles 1 of the Spanish Act 15/2007 on Defence of Competition and 101 of the Treaty of Functioning of the European Union. According to the CNMC, there is evidence that there was coordination between the hedging banks/lenders to coordinate the price of the derivatives and offer clients, in each case, a price different from the “market price”. This decision has been appealed before the Spanish National Court by the Bank, that has already paid the fine.

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Floor clauses (“cláusulas suelo”): As a consequence of the acquisition of Banco Popular, S.A.U, the Group has been exposed to a material number of transactions with floor clauses. The so-called "floor clauses" or minimum clauses are those under which the borrower accepts a minimum interest rate to be paid to the lender, regardless of the applicable reference interest rate. Banco Popular Español, S.A.U. included "floor clauses" in certain asset transactions with customers. In relation to this type of clauses, and after several rulings made by the Court of Justice of the European Union and the Spanish Supreme Court, and the extrajudicial process established by the Spanish Royal Decree-Law 1/2017, of January 2, Banco Popular Español, S.A.U. made extraordinary provisions that were updated in order to cover the effect of the potential return of the excess interest charged for the application of the floor clauses between the contract date of the corresponding mortgage loans and May 2013. The Group considered that the maximum risk associated with the floor clauses applied in its contracts with consumers, in the most severe and not probable scenario, would amount to approximately EUR 900 million, as initially measured and without considering the returns performed. For this matter, after the purchase of Banco Popular Español, S.A.U., EUR 357 million provisions have been used by the Group (EUR 238 million in 2017 and EUR 119 million in 2018) mainly for refunds as a result of the extrajudicial process mentioned above. As of December 31, 2018, the amount of the Group's provisions in relation to this matter amounts to EUR 104 million which covers the probable risk.

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Banco Popular´s acquisition: considering the declaration setting out the resolution of Banco Popular Español, S.A.U., the redemption and conversion of its capital instruments and the subsequent transfer to Banco Santander, S.A. of the shares resulting from this conversion in exercise of the resolution instrument involving the sale of the institution's business, in the application accordance with the single resolution framework regulation referred to in Note 3, some investors have filed claims against the EU’s Single Resolution Board decision, the FROB's resolution executed in accordance to the aforementioned decision, and claims have been filed and may be filed in the future against Banco Popular Español, S.A.U., Banco Santander, S.A. or other Santander Group companies deriving from or related to the acquisition of Banco Popular Español, S.A.U.. There are also criminal investigations in progress led by the Spanish National Court in connection with Banco Popular Español, S.A.U., although not with its acquisition. On January 15, 2019, the Spanish National Court, applying article 130.2 of the Spanish Criminal Code, declared the Bank the successor entity to Banco Popular Español, S.A.U. (following the merger of the Bank and Banco Popular Español, S.A.U. on September 28, 2018), and, as a result, determined that the Bank assumed the role of the party being investigated in the criminal proceeding. The Bank has resorted this decision.

At this time it is not possible to foresee the total number of demands and additional claims that could be put forth by the former shareholders, nor their economic implications (particularly considering that the resolution decision in application of the new laws is unprecedented in Spain or any other Member State of the European Union and that possible future claims might not specify any specific amount, allege new legal interpretations or involve a large number of parties). The estimated cost of the potential compensation to the shareholders of Banco Popular Español, S.A.U. has been accounted for as disclosed in Note 3 of the consolidated financial statements.

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German shares investigation: the Cologne Public Prosecution Office is conducting an investigation against the Bank, and other group entities based in UK - Santander UK plc, Abbey National Treasury Services plc and Cater Allen International Limited -, in relation to a particular type of tax dividend linked transactions known as cum-ex transactions. The Group is cooperating with the German authorities. As the investigations are at preliminary stage, the results and the effects for the Group, which may potentially include the imposition of financial penalties, cannot be anticipated. The Bank has not recognised any provisions in this connection.

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Attorneys General Investigation of auto loan securitisation transactions and fair lending practices: in October 2014, May 2015, July 2015 and February 2017, Santander Consumer USA Inc. (SC) received subpoenas and/or Civil Investigative Demands (CIDs) from the Attorneys General of the U.S. states of California, Illinois, Oregon, New Jersey, Maryland and Washington under the authority of each state's consumer protection statutes. SC was informed that these states serve on behalf of a group of 32 state Attorneys General. The subpoenas contain broad requests for information and the production of documents related to SC’s underwriting, securitization, the recovery efforts servicing and collection of nonprime vehicle loans. SC has responded to these requests within the deadlines specified in the CIDs and has otherwise cooperated with the Attorneys General with respect to this matter. The provisions recorded for this investigation are considered sufficient.

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Financial Industry Regulatory Authority (“FINRA”) Puerto Rico Arbitrations: as of December 31, 2018, Santander Securities LLC (SSLLC) had received 589 FINRA arbitration cases related to Puerto Rico bonds and Puerto Rico closed-end funds (CEFs). The statements of claims allege, among other things, fraud, negligence, breach of fiduciary duty, breach of contract of the acquirers, unsuitability, over-concentration of the investments and defect to supervise. There were 420 arbitration cases that remained pending as of December 31, 2018. The provisions recorded for these matters are considered sufficient.

As a result of various legal, economic and market factors impacting or that could impact of the value Puerto Rico bonds and CEFs, it is possible that additional arbitration claims and/or increased claim amounts may be asserted against SSLLC in future periods.

The Bank and the other Group companies are subject to claims and, therefore, are party to certain legal proceedings incidental to the normal course of their business (including those in connection with lending activities, relationships with employees and other commercial or tax matters).

With the information available to it, the Group considers that, at December 31, 2018, it had reliably estimated the obligations associated with each proceeding and had recognised, where necessary, sufficient provisions to cover reasonably any liabilities that may arise as a result of these tax and legal risks. It also believes that any liability arising from such claims and proceedings will not have, overall, a material adverse effect on the Group’s business, financial position or results of operations.